Finance Receivables - TDR Held For Investment And Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	$ 457	$ 284
TDR net finance receivables	457	286
Allowance for TDR finance receivable losses	146	80
Personal Loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	318	151
TDR net finance receivables	317	152
Allowance for TDR finance receivable losses	134	69
Real Estate Loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	139	133
TDR net finance receivables	140	134
Allowance for TDR finance receivable losses	12	11
TDR gross finance receivables, held for sale	90	89
TDR net finance receivables, held for sale	$ 91	$ 90